File No. 33-65822
                                                            File No. 811-7870

                    As Filed with the Securities and Exchange
                        Commission on November 7, 1995.

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                                    FORM N-1A
                                     ------
   REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933             / X /

                      Pre-Effective Amendment No. ___                  /   /


                      Post-Effective Amendment No. 5                   / X /


                                     and/or

   REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940     / X /


                      Amendment No. 6                                  / X /


                        (Check appropriate box or boxes)

                           PIONEER REAL ESTATE SHARES
            (Formerly, Pioneer Winthrop Real Estate Investment Fund)
               (Exact name of registrant as specified in charter)

                  60 State Street, Boston, Massachusetts 02109
                (Address of principal executive office) Zip Code

                                 (617) 742-7825
              (Registrant's Telephone Number, including Area Code)

        Joseph P. Barri, Hale and Dorr, 60 State Street, Boston, MA 02109
                     (Name and address of agent for service)

It is proposed that this filing will become effective (check appropriate box):


 _X_ immediately upon filing pursuant to paragraph (b)

 ___ on [date]  pursuant to paragraph (b)
 ___ 60 days after  filing  pursuant  to  paragraph  (a)(1)
 ___ on January __, 1996  pursuant  to  paragraph  (a)(1)
 ___ 75 days after  filing  pursuant  to  paragraph  (a)(2)
 ___ on [date] pursuant to paragraph (a)(2) of Rule 485


The Registrant has registered an indefinite number of shares pursuant to Rule 24f-2 under the Investment Company Act of 1940, as amended. The Registrant has filed its Rule 24f-2 Notice for its current fiscal year on or about February 27, 1995.

                         CALCULATION OF REGISTRATION FEE





   Title of         Amount of         Proposed            Proposed             Amount of
Securities Being  Shares Being    Maximum Offering    Maximum Aggregate       Registration
  Registered       Registered      Price Per Unit       Offering Price            Fee

Shares of            80,772            $12.23              $987,842             $100.00*
Beneficial
Interest

*This calculation has been made pursuant to Rule 24e-2 under the Investment Company Act of 1940. During its fiscal year ended December 31, 1994, the Registrant redeemed or repurchased 583,891 shares of beneficial interest, of which 526,831 were utilized by the Registrant on its Rule 24f-2 Notice filed on February 27, 1995 and 57,060 are being used herein for purposes of reducing the filing fee payable herewith under Rule 24e-2. No fee is required for the registration of such 57,060 shares. An additional 23,712 shares being registered hereby are valued at the public offering price of $12.23 as of October 31, 1995.

                           PIONEER REAL ESTATE SHARES


            Cross-Reference Sheet Showing Location in Prospectus and
                     Statement of Additional Information of
             Information Required by Items of the Registration Form



Form N-1A Item Number and Caption                 Location

Part A

1.    Cover Page............................      Cover Page

2.    Synopsis..............................      Expense Information

3.    Condensed Financial Information.......      Financial Highlights

4.    General Description of Registrant.....      Investment Objectives and
                                                  Policies; Management of the
                                                  Fund; Fund Share Alternatives

5.    Management of the Fund................      Management of the Fund

6.    Capital Stock and Other Securities....      Investment Objectives and
                                                  Policies; Fund Share
                                                  Alternatives

7.    Purchase of Securities Being Offered..      Fund Share Alternatives;
                                                  Distribution Plans;
                                                  Shareholder Services; How to
                                                  Buy Fund Shares

8.    Redemption or Repurchase..............      Fund Share Alternatives;
                                                  Shareholder Services; How to
                                                  Sell Fund Shares

9.       Pending Legal Proceedings.............   Not Applicable

Form N-1A Item Number and Caption                 Location

Part B

10.   Cover Page............................      Cover Page

11.   Table of Contents.....................      Cover Page

12.   General Information and History.......      Cover Page; General
                                                  Information and History;
                                                  Certain Liabilities

13.   Investment Objectives and Policies....      Investment Policies and
                                                  Restrictions

14.   Management of the Fund................      Management of the Fund;
                                                  Advisory Services

15.   Control Persons and Principle Holders
        of Securities.......................      Management of the Fund

16.   Investment Advisory and Other
        Services............................      Management of the Fund;
                                                  Advisory Services; Shareholder
                                                  Servicing/Transfer Agent;
                                                  Custodian; Independent Public
                                                  Accountant

17.   Brokerage Allocation and Other
        Practices...........................      Portfolio Transactions

18.   Capital Stock and Other Securities....      Methods of Accounting for
                                                  Profits or Losses from the
                                                  Sale of Securities;
                                                  Description of Shares; Certain
                                                  Liabilities


19.   Purchase Redemption and Pricing of
        Securities Being Offered............      Determination of Net Asset
                                                  Value; Letter of Intention;
                                                  Systematic Withdrawal Plan

20.   Tax Status............................      Tax Status

21.   Underwriters..........................      Principal Underwriter;
                                                  Underwriting Agreement;
                                                  Distribution Plans

22.   Calculation of Performance Data.......      Investment Results

23.   Financial Statements..................      Financial Statements


Part C

         Information required to be included in Part C is set forth under the appropriate item, so numbered, in Part C of this Registration Statement.

This Post-Effective Amendment No. 5 to the Registration Statement on Form N-1A of Pioneer Real Estate Shares consists of the following documents and papers:

         Cover Page

         Cross Reference Sheet required by Rule 481(a) under the Securities Act of 1993.

     Part A --    The  Prospectus,  dated April 28, 1995 as  supplemented  dated
                  July 5, 1995,  July 25, 1995,  October 6, 1995 and November 1,
                  1995,  of  Pioneer  Real  Estate   Shares,   which  is  hereby
                  incorporated herein by reference.

     Part B --    Statement of Additional  Information,  dated April 28, 1995 as supplemented  dated July 25,  1995 and  October  6,  1995,  of
                  Pioneer Real Estate Shares, which is hereby incorporated herein by reference.

                  Annual Report to Shareholders of Pioneer Real Estate Shares for the fiscal period ended December 31, 1994, is hereby incorporated by reference as filed with Securities and Exchange Commission.

                  Audited financial statements of Pioneer Real Estate Shares for the semi-annual period ended June 30, 1995 is incorporated by reference as filed with the Securities and Exchange Commission on August 25, 1995, Accession No. 0000908996-95-000027.

     Part C --    Other Information

     Signatures

     Exhibit Index required by Rule 483(a) under the Securities Act of 1993

     Exhibits

The Prospectus and Statement of Additional Information incorporated herein by reference relate to the Registration Statement filed by Pioneer Real Estate Shares (Securities Act of 1933 File No. 33-65822 and Investment Company Act of 1940 File No. 811-7870), as amended by Post-Effective No. 4 filed with the Securities and Exchange Commission on April 25, 1995 and, as supplemented and filed with the Securities and Exchange Commission pursuant to Rule 497(e) on July 5, 1995, July 25, 1995, October 6, 1995 and November 1, 1995.

                                     PART C

                                OTHER INFORMATION

Item 24.  Financial Statements and Exhibits.

         (a)      Financial Statements:


                  The Annual Report to Shareholders of Pioneer Real Estate Shares for the fiscal period ended December 31, 1994, is hereby incorporated by reference as filed with Securities and Exchange Commission.

                  The Semi-Annual Report to Shareholders for the period ended June 31, 1995 is incorporated by reference as filed with the Securities and Exchange Commission on August 25, 1995 Accession No. 0000908996-95-000027.


         (b)      Exhibits:

                  1.1 Agreement and Declaration of Trust.*

                  1.2 Certificate of Trust.+

                  1.3 Amendment to Certificate of Trust.+

                  1.4 Amendment to Agreement and Declaration of Trust.+

                  2. By-Laws.*

                  3. None.

                  4. None.

                  5. Management Contract between the Registrant and Pioneering Management Corporation.***

                  6.1. Underwriting Agreement between the Registrant and Pioneer Funds Distributor, Inc.*

                  6.2. Form of Dealer Sales Agreement.**

                  7. None.

                  8. Custodian Agreement between the Registrant and Brown Brothers Harriman & Co.*

                  9. Investment Company Service Agreement between the Registrant and Pioneering Services Corporation.*

                  10. Opinion and Consent of Counsel.+


                  11. Consent of Independent Public Accountants.+

                  12. None.

                  13. Share Purchase Agreement.*

                  14. None.

                  15. Distribution Plan.*

                  16. None.

                  17. Financial Data Schedule.*

                  18. Powers of Attorney.*

--------------

* Filed with Post-Effective Amendment No. 4 to the Registration Statement on April 25, 1995 and incorporated herein by reference.
** Filed with Pre-Effective Amendment No. 1 on September 20, 1993 and incorporated herein by reference.

***  To be filed by amendment.
+    Filed herewith.



Item 25. Persons Controlled By or Under
         Common Control With Registrant.


         The Pioneer Group, Inc., a Delaware corporation ("PGI"), owns 100% of the outstanding capital stock of Pioneering Management Corporation, a Delaware corporation ("PMC"), Pioneering Services Corporation ("PSC"), Pioneer Capital Corporation ("PCC"), Pioneer Fonds Marketing GmbH ("GmbH"), Pioneer SBIC Corp. ("SBIC"), Pioneer Associates, Inc., Pioneer International Corporation, Pioneer Plans Corporation ("PPC"), Pioneer Goldfields Limited ("PGL"), and Pioneer Investments Corporation ("PIC"), all Massachusetts corporations. PMC owns 100% of the outstanding capital stock of Pioneer Funds Distributor, Inc. ("PFD"), a Massachusetts corporation. PGI also owns 100% of the outstanding capital stock of Pioneer Metals and Technology, Inc. ("PMT"), a Delaware corporation, and Pioneer First Polish Trust Fund Joint Stock Company ("First Polish"), a Polish corporation. PGI owns 90% of the outstanding shares of Teberebie Goldfields Limited ("TGL"). Pioneer Fund, Pioneer II, Pioneer Three, Pioneer Bond Fund, Pioneer Intermediate Tax-Free Fund, Pioneer Growth Trust, Pioneer Europe Fund, Pioneer International Growth Fund, Pioneer Short- Term Income Trust, Pioneer Tax-Free State Series Trust and Pioneer America Income Trust (each of the foregoing, a Massachusetts business trust), and Pioneer Interest Shares, Inc. (a Nebraska corporation) and Pioneer Growth Shares, Pioneer Income Fund, Pioneer India Fund, Pioneer Tax-Free Income Fund, Pioneer Emerging Markets Fund, Pioneer Money Market Trust, Pioneer Small Company Fund, Pioneer Variable Contracts Trust and the Registrant (each of the foregoing, a Delaware business trust) are all parties to management contracts with PMC. PCC owns 100% of the outstanding capital stock of SBIC. SBIC is the sole general partner of Pioneer Ventures Limited Partnership, a Massachusetts limited partnership. John F. Cogan, Jr. owns approximately 15% of the outstanding shares of PGI. Mr. Cogan is Chairman of the Board, President and Trustee of the Registrant and of each of the Pioneer mutual funds; Director and President of PGI; President and Director of PPC, PIC, Pioneer International Corporation and PMT; Director of PCC and PSC; Chairman of the Board and Director of PMC, PFD and TGL; Chairman, President and Director of PGL; Chairman of the Supervisory Board of GmbH; Chairman and Member of Supervisory Board of First Polish; and Chairman and Partner, Hale and Dorr.

Item 26. Number of Holders of Securities


                                              Number of Record Holders
         Title of Class                        as of October 31, 1995
         --------------                        ----------------------

  Shares of Beneficial Interest                        2,456



Item 27. Indemnification.

         Except for the Agreement and Declaration of Trust dated March 10, 1995 establishing the Registrant as a Trust under Delaware law, there is no contract, arrangement or statute under which any director, officer, underwriter or affiliated person of the Registrant is insured or indemnified. The Agreement and Declaration of Trust provides that no Trustee or officer will be indemnified against any liability to which the Registrant would otherwise be subject by reason of or for willful misfeasance, bad faith, gross negligence or reckless disregard of such person's duties.

         Insofar as indemnification for liability arising under the Securities Act of 1933, as amended (the "Act"), may be available to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment of the

Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 28. Business and Other Connections of Investment Adviser.

         The business and other connections of the officers and directors of the Registrant's investment adviser, Pioneering Management Corporation, are listed on the Form ADV of Pioneering Management Corporation as currently on file with the Commission (File No. 801-8255), the text of which is hereby incorporated by reference.

         The following sections of such Form ADV are incorporated herein by reference:

         (a) Items 1 and 2 of Part 2;

         (b) Section IV, Business Background, of each Schedule D.

Item 29. Principal Underwriter.

         (a) See Item 25 above.

         (b) Directors and Officers of PFD:



                                     Positions and Offices                      Positions and Offices
Name                                 with Underwriter                           with Registrant

John F. Cogan, Jr.                   Director and Chairman                      Chairman of the Board,
                                                                                Chief Executive
                                                                                Officer and Trustee

Robert L. Butler                     Director and President                     None

David D. Tripple                     Director                                   Executive Vice
                                                                                President and Trustee

Steven M. Graziano                   Senior Vice President                      None

Stephen W. Long                      Senior Vice President                      None

                                      C-4

John W. Drachman                     Vice President                             None

Barry G. Knight                      Vice President                             None

William A. Misata                    Vice President                             None

Anne W. Patenaude                    Vice President                             None

Elizabeth B. Rice                    Vice President                             None

Gail A. Smyth                        Vice President                             None

Constance D. Spiros                  Vice President                             None

Marcy Supovitz                       Vice President                             None

Steven R. Berke                      Assistant                                  None
                                     Vice President

Mary Sue Hoban                       Assistant                                  None
                                      Vice President

William H. Keough                    Treasurer                                  Treasurer

Roy P. Rossi                         Assistant Treasurer                        None

Joseph P. Barri                      Clerk                                      Secretary

Robert P. Nault                      Assistant Clerk                            Assistant Secretary


         (c) Not applicable.

Item 30. Location of Accounts and Records.

         The accounts and records are maintained at the Registrant's office at 60 State Street, Boston, Massachusetts; contact the Treasurer.


Item 31. Management Services.

         The Registrant is not a party to any management-related service contract, except as described in the Prospectus and Statement of Additional Information.


Item 32. Undertakings.

         (a) Not applicable.

         (b) Not applicable.

         (c) The Registrant undertakes to deliver, or cause to be delivered with the Prospectus, to each person to whom the Prospectus is sent or given a copy of the Registrant's report to shareholders furnished pursuant to and meeting the requirements of Rule 30d-1 under the Investment Company Act of 1940 from which the specified information is incorporated by reference, unless such person currently holds securities of the Registrant and otherwise has received a copy of such report, in which case the Registrant shall state in the Prospectus that it will furnish, without charge, a copy of such report on request, and the name, address and telephone number of the person to whom such a request should be directed.

                                   SIGNATURES



         Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Post-Effective Amendment to its Registration Statement on Form N-1A (which meets all the requirements for effectiveness pursuant to Rule 485(b) under the Securities Act of 1933) to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Boston and The Commonwealth of Massachusetts, on the 6th day of November, 1995.


                                          PIONEER REAL ESTATE SHARES




                                          By: /s/ David D. Tripple
                                              David D. Tripple
                                              Executive Vice President


         Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment has been signed below by the following persons in the capacities and on the date indicated:

         Title and Signature                                   Date

Principal Executive Officer:                         )
                                                     )
                                                     )
/s/John F. Cogan, Jr.*                               )
John F. Cogan, Jr., President                        )
                                                     )
                                                     )
Principal Financial and                              )
Accounting Officer:                                  )
                                                     )
                                                     )
/s/William H. Keough*                                )
William H. Keough, Treasurer                         )
                                                     )
                                                     )
Trustees:                                            )
                                                     )
/s/John F. Cogan, Jr.*                               )
John F. Cogan, Jr.                                   )
                                                     )
                                                     )
/s/Richard H. Egdahl, M.D.*                          )
Richard H. Egdahl, M.D.                              )
                                                     )
                                                     )
/s/Margaret B. W. Graham*                            )
Margaret B. W. Graham                                )
                                                     )
                                                     )
/s/Stephen G. Kasnet*                                )
Stephen G. Kasnet                                    )

                                                     )
                                                     )
/s/John W. Kendrick*                                 )
John W. Kendrick                                     )
                                                     )
                                                     )
/s/Marguerite A. Piret*                              )
Marguerite A. Piret                                  )
                                                     )
                                                     )
/s/David D. Tripple*                                 )
David D. Tripple                                     )
                                                     )
                                                     )
/s/Stephen K. West*                                  )
Stephen K. West                                      )
                                                     )
                                                     )
/s/John Winthrop*                                    )
John Winthrop                                        )

---------



* By: /s/ Joseph P. Barri                            November 6, 1995
      -------------------
      Joseph P. Barri
      Attorney-in-fact

                                  Exhibit Index

Exhibit
Number   Document Title


1.2      Certificate of Trust.

1.3      Amendment to Certificate of Trust.

1.4      Amendment to Agreement and Declaration of Trust.

10.      Opinion and Consent of Counsel.

11.      Consent of Independent Public Accountants.